Annuity Investors Life Insurance Company
525 Vine Street
Cincinnati OH 45202
February 17, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Annuity Investors Variable Account C (File No. 811-21095) TotalGroup Variable Annuity Contract (File No. 333-148940) Post-Effective Amendment No. 2
Ladies and Gentlemen:
     Enclosed for filing is Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement of the TotalGroup variable annuity contract (the “Contract”) of Annuity Investors Variable Account C (the “Registrant”) of Annuity Investors Life Insurance Company (the “Company”).
     The Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”). The Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 Act before May 1, 2010. The second post-effective amendment will update the identified text and financial information and make other non-material changes as permitted by Rule 485(b).
     Summary of Prospectus Revisions. In the following paragraphs, we have summarized the revisions to the prospectus (the “Prospectus”) in the Amendment.
     1. General. Overall, the Registrant is simplifying the entire prospectus in an effort to eliminate extraneous or duplicative information. The Registrant is seeking to more clearly disclose the information required to be included in the prospectus by Form N-4, which will allow investors to focus on this pertinent information.
     2. Description of Underlying Portfolios. The Registrant has simplified and limited the discussion of the underlying portfolios to the information required by Form N-4.
     3. Plain English Revisions. The Registrant continues to make revisions to incorporate additional elements of Plain English into the Prospectus.
     Selective Review Request. The Registrant hereby requests selective review of the disclosures in the Amendment. These disclosures are substantially similar to the disclosures contained in Post-Effective Amendment No. 2 (the “Trans20 Amendment”) to the registration statement for the Transition20 variable annuity contract (File No. 333-148387) of Annuity

Securities and Exchange Commission
February 17, 2010

Investors Variable Account C (File No. 811-21095). The Trans20 Amendment was filed on February 16, 2010 (Accession No. 0000950123-10-012947).
     The differences between these two filings are listed below. Upon request, we will provide a redlined copy of the Amendment showing these differences.
1.	TotalGroup contracts are group contracts. As a result, terminology throughout the prospectus differs to reflect the group nature of the contracts.

2.	The mortality and expense charge rates are different. The certificate maintenance fee is different.

3.	The early withdrawal charge rates are different. The waivers related to early withdrawal charges are also different.

4.	The costs shown in the Examples are different.

5.	Total Group contracts do not have an enhanced death benefit option.

6.	The condensed financial information in Appendix A is different.

7.	Disclosures about the provisions of the contract related to participants are included in the TotalGroup prospectus.

8.	Disclosures in the TotalGroup prospectus related to the following topics differ as a result of the group nature of the contracts:
•	purchase payments

•	cancelling or terminating contracts or certificates

•	loans

•	owners and payees

•	federal taxes
9.	Disclosures related to the following topics are not included in the TotalGroup prospectus because they do not apply to our contracts or otherwise are not applicable:
•	death benefit distribution rules

•	Great American Benefit Choice Account

•	annuitants, non human payees and joint owners

•	assignments of contracts or certificates
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     If you have any questions or comments related to the Amendment or the request for selective review, please contact Karen M. McLaughlin at 513.412.1465 or kmclaughlin@gafri.com.

Very truly yours

/s/ Karen M. McLaughlin Karen M. McLaughlin
Senior Corporate Counsel
Great American Financial Resources, Inc.